Taxes (Details)		12 Months Ended
	Oct. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Taxes [Line Items]
Enterprise Income tax rate		25.00%
Effective income tax rate		2.50%	12.10%	29.10%
Forecast [Member]
Taxes [Line Items]
Preferential rate	15.00%
Preferred Partner [Member] | Forecast [Member]
Taxes [Line Items]
Effective income tax rate	15.00%
Maximum [Member]
Taxes [Line Items]
Effective income tax rate		9.20%		31.30%
Minimum [Member]
Taxes [Line Items]
Effective income tax rate			1.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential rate		15.00%
Wuxi Li Bang is Entitled [Member]
Taxes [Line Items]
Preferential rate		15.00%